Investment securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Due within 1 year Amortized Cost	$ 85,496
After 1 year but within 5 years Amoized Cost	139,547
After 5 years but within 10 years Amortized Cost	121,392
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	346,435
Due within 1 year Fair Value	85,579
After 1 year but within 5 years Fair Value	135,662
After 5 years but within 10 years Fair Value	117,732
Fair Value	$ 338,973	$ 334,368